Inventories and pre-publication costs - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories and pre-publication costs
Pre-publication costs capitalized	£ 93	£ 94
Pre-publication costs, amortization charge	£ 76	£ 72